INVESTMENTS IN EQUITY METHOD INVESTEE (DETAILS TEXTUAL) - USD ($) $ in Thousands	Mar. 09, 2015	Jun. 09, 2014	Aug. 05, 2003
Kayser Myanmar [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	25.00%
Business Acquisition Contingent Consideration Potential Cash Payments	$ 50	$ 25
Kayser Technik Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Business Acquisition Contingent Consideration Potential Cash Payments			$ 5